Employee benefits - Pension and other post-employment benefits - Analysis of Movement in Financial Position Related to Pension and Other Post-employment Benefit Plans (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2022		Oct. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Payments		$ 607
Defined benefit pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period		15,315
Opening Fair value of plan assets at beginning of period		17,703
Closing Benefit obligation at end of period		11,893		$ 15,315
Closing fair value of plan assets at end of period		15,026		17,703
Defined benefit pension plans [member] | Change in fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Fair value of plan assets at beginning of period		17,703	[1]	16,024
Interest income		580	[1]	432
Remeasurements: Return on plan assets (excluding interest income)		(2,931)	[1]	1,614
Change in foreign currency exchange rate		(62)	[1]	(21)
Contributions - Employer		177	[1]	221
Contributions - Plan participant		45	[1]	46
Payments		(610)	[1]	(594)
Payments - amount paid in respect of settlements		3	[1]	(2)
Business combinations/Disposals		135	[1]	(4)
Other		(14)	[1]	(13)
Closing fair value of plan assets at end of period	[1]	15,026		17,703
Defined benefit pension plans [member] | Change in present value of benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period		15,315	[1]	16,351
Current service costs		308	[1]	359
Past service costs	[1]	(1)
Gains and losses on settlements		(3)	[1]	2
Interest expense		496	[1]	439
Remeasurements: Actuarial losses (gains) from demographic assumptions	[1]	(2)
Remeasurements: Actuarial losses (gains) from financial assumptions		(3,797)	[1]	(1,253)
Remeasurements: Actuarial losses (gains) from experience adjustments		83	[1]	(5)
Change in foreign currency exchange rate		(47)	[1]	(24)
Contributions - Plan participant		45	[1]	46
Payments		(610)	[1]	(594)
Payments - amount paid in respect of settlements		3	[1]	(2)
Business combinations/Disposals		103	[1]	(4)
Closing Benefit obligation at end of period	[1]	11,893		15,315
Defined benefit pension plans [member] | Unfunded Obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period		26
Closing Benefit obligation at end of period		23		26
Defined benefit pension plans [member] | Wholly or partly funded obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period		15,289
Closing Benefit obligation at end of period		11,870		15,289
Other post employment benefit [member] | Change in fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Fair value of plan assets at beginning of period		0		0
Contributions - Employer		79		75
Contributions - Plan participant		20		19
Payments		(99)		(94)
Closing fair value of plan assets at end of period				0
Other post employment benefit [member] | Change in present value of benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period		1,780		1,953
Current service costs		42		46
Past service costs		2		(1)
Interest expense		63		57
Remeasurements: Actuarial losses (gains) from demographic assumptions		(1)		(6)
Remeasurements: Actuarial losses (gains) from financial assumptions		(341)		(184)
Remeasurements: Actuarial losses (gains) from experience adjustments		(9)		(2)
Change in foreign currency exchange rate		6		(7)
Contributions - Plan participant		20		19
Payments		(99)		(94)
Business combinations/Disposals		(1)		(1)
Closing Benefit obligation at end of period		1,462		1,780
Other post employment benefit [member] | Unfunded Obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period		1,633
Closing Benefit obligation at end of period		1,462		1,633
Other post employment benefit [member] | Wholly or partly funded obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period		147
Closing Benefit obligation at end of period		$ 0		$ 147

[1]	For pension plans with funding deficits, the benefit obligations and fair value of plan assets as at October 31, 2022 were $323 million and $117 million, respectively (October 31, 2021 – $413 million and $155 million, respectively).